Shareholder Fees {- Fidelity® Small Cap Growth Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-10 | Fidelity® Small Cap Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none